Commitments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2024
Capital commitments [abstract]
Schedule of aircraft aquisition

	December 31,
Description	2024	2023

Lessors	17	31
Manufacturers	94	96
	111	127

Schedule of financial disbursements of contractual commitments
The amounts shown below are brought to present value using the weighted discount rate for lease operations, equivalent to 15.8% (15.8% on December 31, 2023) and do not necessarily represent a cash outflow, as the Company is evaluating the acquisition of financing to meet these commitments.

	December 31,
Description	2024	2023

2024	—	916,053
2025	1,960,910	1,290,764
2026	2,517,365	4,991,454
2027	5,910,751	4,359,775
2028	5,284,514	2,595,179
After 2028	4,779,614	2,294,727
	20,453,154	16,447,952

Schedule of Letters of credit
The position of the letters of credit in use by the Company is followed for the following purposes:

	December 31,
	2024		2023
Description	R$	US$	R$	US$

Security deposits and maintenance reserves	2,379,135	384,209	1,979,883	408,957
Bank guarantees	7,005	—	9,161	—
	2,386,140	384,209	1,989,044	408,957